Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2019
Cash collateral on securities and reverse repurchase agreements [abstract]
Schedule of receivables from repurchase agreements and security borrowing

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	—	11,184	—	—	—	—	—	—	—	—	—	—	—	11,184
Central Bank promissory notes	742	—	—	—	—	—	—	—	—	—	—	—	742	—
Other instruments issued by the Chilean Government and Central Bank	—	18,459	—	—	—	—	—	—	—	—	—	—	—	18,459
Subtotal	742	29,643	—	—	—	—	—	—	—	—	—	—	742	29,643
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	367	15,407	—	—	—	—	—	—	—	—	—	—	367	15,407
Deposits in domestic banks	2,053	—	—	—	—	—	—	—	—	—	—	—	2,053	—
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	70,334	57,007	16,918	29,393	6,875	10,879	—	—	—	—	—	—	94,127	97,279
Subtotal	72,754	72,414	16,918	29,393	6,875	10,879	—	—	—	—	—	—	96,547	112,686
Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	73,496	102,057	16,918	29,393	6,875	10,879	—	—	—	—	—	—	97,289	142,329

Schedule of Payables by Selling financial instruments and Security Repurchase commitment

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	130,197	7,301	—	—	—	—	—	—	—	—	—	—	130,197	7,301
Central Bank promissory notes	—	9,067	—	—	—	—	—	—	—	—	—	—	—	9,067
Other instruments issued by the Chilean Government and Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	130,197	16,368	—	—	—	—	—	—	—	—	—	—	130,197	16,368
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Deposits in domestic banks	162,167	280,696	1,448	8,583	5,210	—	—	—	—	—	—	—	168,825	289,279
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	4,798	1,647	—	—	—	1,440	—	—	—	—	—	—	4,798	3,087
Subtotal	166,965	282,343	1,448	8,583	5,210	1,440	—	—	—	—	—	—	173,623	292,366
Instruments issued by foreign institutions
Instruments from foreign governments or central bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by foreign	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	297,162	298,711	1,448	8,583	5,210	1,440	—	—	—	—	—	—	303,820	308,734